INVESTMENTS (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2018 / Feb-2065	Jan-2017 / Feb-2065
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2018 / Apr-2019	Jan-2017 / May-2018
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Feb-2018 / Feb-2055	Jan-2017 / Feb-2055
Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2018 / Sep-2018	Mar-2017 / Jun-2017
Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Mar-2018 / Feb-2044	Jan-2017 / Feb-2044
Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Aug-2020 / Dic-2036	Aug-2020 / Dec-2036
U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Aug-2035	Aug-2035
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2018 / Sep-2045	Jan-2018 / Sep-2045
Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Description Of Maturity Of Financial Assets Classified Out Of Availableforsale Financial Assets	Jan-2018 / Mar-2033	Jan-2017 / Feb-2026
The Soles [Member] | Bottom of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.37%	2.88%
The Soles [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.08%	4.27%
The Soles [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.32%	1.83%
The Soles [Member] | Bottom of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
The Soles [Member] | Bottom of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.13%	3.39%
The Soles [Member] | Bottom of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
The Soles [Member] | Bottom of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
The Soles [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.09%	4.75%
The Soles [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.49%	2.10%
The Soles [Member] | Top of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	9.20%	10.21%
The Soles [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.17%	4.55%
The Soles [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.25%	7.13%
The Soles [Member] | Top of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
The Soles [Member] | Top of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	7.04%	7.47%
The Soles [Member] | Top of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
The Soles [Member] | Top of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
The Soles [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	11.75%	9.30%
The Soles [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.33%	6.54%
US Dollars [Member] | Bottom of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.24%	0.16%
US Dollars [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
US Dollars [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.27%	0.33%
US Dollars [Member] | Bottom of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
US Dollars [Member] | Bottom of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.83%	1.67%
US Dollars [Member] | Bottom of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.23%	2.12%
US Dollars [Member] | Bottom of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.66%	1.47%
US Dollars [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	3.06%	3.27%
US Dollars [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.95%
US Dollars [Member] | Top of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	7.55%	13.46%
US Dollars [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
US Dollars [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.25%	7.10%
US Dollars [Member] | Top of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
US Dollars [Member] | Top of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	2.44%	3.31%
US Dollars [Member] | Top of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	9.40%	9.79%
US Dollars [Member] | Top of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.66%	1.47%
US Dollars [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.16%	9.76%
US Dollars [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	1.98%
Other [Member] | Bottom of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.17%	0.14%
Other [Member] | Bottom of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Bottom of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Bottom of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.50%	0.10%
Other [Member] | Bottom of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Bottom of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Bottom of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Bottom of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.68%	0.50%
Other [Member] | Bottom of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.18%	1.30%
Other [Member] | Top of range [member] | Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	7.83%	9.06%
Other [Member] | Top of range [member] | Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Top of range [member] | Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Top of range [member] | Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	1.15%	0.30%
Other [Member] | Top of range [member] | Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Top of range [member] | Collateralized mortgage obligations (CMO) [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Top of range [member] | U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	0.00%	0.00%
Other [Member] | Top of range [member] | Securitization instruments [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	6.00%	8.44%
Other [Member] | Top of range [member] | Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Effective Interest Rate Of Financial Assets Classified Out Of Availableforsale Financial Assets	4.90%	6.25%